NOTE 5. - CONVERTIBLE NOTES (Tables)	9 Months Ended
Apr. 30, 2013
Debt Disclosure [Abstract]
Stockholders' Equity Note, Derivative Transactions Connected with Contingently Convertible Securities
Principal amount	$53,000
Less: discount related to fair value of the embedded conversion feature	(7,102)
Add: amortization of discount	379
Carrying value at April 30, 2013	$46,277